SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 16 — SHAREHOLDERS’ EQUITY

Ordinary shares

Eshallgo was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 16, 2021. The Company is authorized to issue 90,000,000 shares of Class A ordinary share, par value $0.0001 per share, and 10,000,000 shares of Class B ordinary share, par value $0.0001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to ten (10) votes. Also, each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof but Class A Ordinary Shares are not convertible into Class B Ordinary Shares.

As of March 31, 2022, there were 14,144,000 shares of Class A ordinary share issued and outstanding, and 5,856,000 shares of Class B ordinary share issued and outstanding. This reflects the retrospective presentation of the share issuance on July 28, 2021, August 14, 2021 and December 2, 2021, due to the recapitalization among entities under common control.

On September 5, 2022, the Company entered into a subscription agreement with certain investors, including two related parties (the “Investors”) whereby the Company agreed to sell, and the Investors agreed to purchase 285,000 Class A ordinary shares (the “Shares”) at a purchase price of $2.0 per share. The total proceeds of $552,892 were fully received and the Shares were issued to the Investor on October 12, 2022.

In August 2023, the Company entered into private placement subscription agreements with certain investors, whereby the Company agreed to sell, and the Investors agreed to purchase a total of 200,000 Class A ordinary shares at a purchase price of $2.3 per share. The total proceeds of $458,341 were fully received and the Shares were issued to the Investors on August 30, 2023.

As of March 31, 2024, there were 14,629,000 shares of Class A ordinary share issued and outstanding, and 5,856,000 shares of Class B ordinary share issued and outstanding.

Statutory reserve and restricted net assets

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary and VIEs from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOE and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, Eshallgo WFOE and the VIEs are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Eshallgo WFOE and the VIEs from transferring funds to the Company in the form of dividends, loans and advances. As of March 31, 2024 and 2023, restricted net assets of Eshallgo WFOE and the VIEs amounted to $3,823,552 and $3,352,836, respectively.